Note 13 - Stock Option and Incentive Plan (Details) - Non-vested Stock Option Activity - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Non-vested Stock Option Activity [Abstract]
Non-vested stock options outstanding		31,066,430	4,287,583	4,287,583
Weighted-average grant date fair value of options outstanding		$ 0.02	$ 0.02	$ 0.02
Granted	0	0	0	30,456,250	6,400,000
Granted				$ 0.02	$ 0.02
Forfeited/cancelled				(40,000)
Forfeited/cancelled				$ 3.04
Released/vested				(3,637,403)
Released/vested				$ 0.02
Non-vested stock options outstanding				31,066,430	4,287,583
Weighted-average grant date fair value of options outstanding				$ 0.02	$ 0.02